Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 175,710
Notice	789,670
Term	366,578
Total deposits	1,331,958	$ 1,261,921
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	733,487
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	554,096
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	44,375
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	23,987
Notice	581,128
Term	53,337
Total deposits	658,452	633,498
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	307,932
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	350,520
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,891
Notice	293
Term	13,878
Total deposits	26,062	20,917
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	24,382
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	194
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,486
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	139,832
Notice	208,249
Term	151,143
Total deposits	499,224	470,710
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	345,574
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	151,797
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,853
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	175,710
Notice	789,670
Term	218,358
Total deposits	1,183,738	1,125,125
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	677,888
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	502,511
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,339
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	19,553
Total deposits	19,553	22,891
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	12,215
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,903
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,435
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	128,667
Total deposits	128,667	113,905
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	43,384
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	49,682
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	35,601
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	76,231	72,705
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	88,936	82,756
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	657,256	626,562
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	509,525	479,890
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 10	$ 8